IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Market Risk [line items]
Total VaR (one-day measure)	$ 9.8	$ 10.6	$ 10.7
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.0	6.6	7.4
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.4	2.6
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.5	10.0	6.7
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8	1.1	0.8
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	2.3	3.3
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(13.3)	(10.8)	(10.1)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	15.0
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.9
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.6
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	9.2
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.2	13.8	13.1	$ 11.9	$ 11.8
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4	7.0	11.2	7.8	9.8
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	1.6	2.8	1.8	2.5
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.5	12.2	6.2	9.8	6.1
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	1.1	1.4	1.2	1.3
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	5.0	3.3	3.4	2.8
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.6)	$ (13.1)	$ (11.8)	$ (12.1)	$ (10.7)